VARIABLE INTEREST ENTITIES ("VIE")	12 Months Ended
Dec. 31, 2022
VARIABLE INTEREST ENTITIES ("VIE")
VARIABLE INTEREST ENTITIES ("VIE")

5. VARIABLE INTEREST ENTITIES (“VIE”)

Since February 2022 and through December 31, 2022, the Company has the ability to direct the activities of two entities, Tahoe Hydroponics Company, LLC and NV Green, Inc., collectively (“TH/NVG”), through a management services and equity purchase agreement, consummated in February 2022, thereby classifying the entities as VIEs, until certain conditions are met, at which time the Company will evaluate business combination accounting. The assets of TH/NVG can only be used to settle its liabilities and under the applicable agreements TH/NVG retains ultimate legal responsibilities for its operations.

The fair value of identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

Tahoe Hydro/NV Green
ASSETS ACQUIRED
Cash	$675
Accounts receivable	77
Inventory, net	6,969
Due from related party	203
Prepaid expenses and other assets	41
Intangible assets - trade name/brand	6,400
Property, plant, and equipment	2,950
Right-of-use assets - operating	158
Total assets acquired at fair value	17,473

LIABILITIES ASSUMED
Trade payables	373
Accrued liabilities	281
Lease liabilities - operating	158
Total liabilities assumed at fair value	812

Goodwill	208

Purchase consideration	$16,869

On March 30, 2021, the Company completed its acquisition of Greenlight Management, LLC (“Greenlight Management”) and Greenlight Holdings, LLC (“Greenlight Holdings”) through a membership purchase agreement. Greenlight Management has a management agreement with Parma Wellness Center, LLC (“Parma”). The Company determined that it possesses the power to direct activities through the management agreement, thereby classifying the entity as a VIE. On October 5, 2022, Parma was awarded a Certificate of Operation by the state of Ohio and began operations.

5. VARIABLE INTEREST ENTITIES (“VIE”) (Continued)

The following tables present the summarized financial information about the Company’s consolidated VIEs which are included in the balance sheet and statement of operations as of and for the year ended December 31, 2022. All of these entities were determined to be VIEs as the Company possess the power to direct activities and obligation to absorb losses through management services agreements (“MSAs”).

	TH/NVG	Parma
Current assets	$5,248	$10,751
Non-current assets	6,582	14,634
Total assets	11,830	25,385

Current liabilities	1,033	14,092
Non-current liabilities	898	1,952
Total liabilities	1,931	16,044

Noncontrolling interest	7,528	(5,528)
Equity attributable to Ayr Wellness Inc.	2,371	14,869
Total liabilities and equity	$11,830	$25,385

	TH/NVG	Parma
Revenues, net of discounts	$2,316	$—
Net income (loss) attributable to noncontrolling interest	(4,491)	(5,528)
Net loss attributable to Ayr Wellness Inc.	—	—
Net loss	$(4,491)	$(5,528)

	TH/NVG	Parma
Noncontrolling interest at January 1, 2021	$—	$—
(no activity)	—	—
Noncontrolling interest at December 31, 2021	—	—
Total purchase consideration	$16,868	—
Working capital adjustment presented as consideration payable	(4,849)	—
Net loss during the period	(4,491)	(5,528)
Noncontrolling interest at December 31, 2022	$7,528	$(5,528)